Overview and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview and Summary of Significant Accounting Policies

1.	Overview and Summary of Significant Accounting Policies
Description of Business
Movella Holdings Inc. ( the “Company” or “New Movella” or “Movella) is a global full-stack provider of integrated sensors, software, and analytics that enable the digitization of movement. Movella’s solutions accelerate innovation and enable our customers, partners, and users to create extraordinary outcomes. Movella powers real-time character movement in digital environments, transforms movement into digital data that provides meaningful and actionable insights, renders digitized movement to enable the creation of sophisticated and true-to-life
animated content, creates new forms of monetizable IP with unique biomechanical digital content, and provides spatial movement orientation and positioning data. Partnering with leading global brands such as Electronic Arts, EPIC Games, 20th Century Studios, Netflix, Toyota, Siemens and over 2,000 customers in total, Movella currently serves the entertainment, health and sports, and automation and mobility markets. Additionally, Movella believes it is well-positioned to provide critical enabling solutions for applications in emerging high-growth markets such as the Metaverse, next-generation gaming, live streaming, digital health, and autonomous robots with recently introduced offerings and products currently in development.
Movella Inc. (“Legacy Movella”) was incorporated in the state of Delaware on August 14, 2009. Previously the Company was known as mCube Inc, and on September 27, 2021, the Company was renamed to Movella
TM
. The Company is headquartered in Henderson, Nevada and has subsidiaries in the Netherlands, Canada, United States, Taiwan, China, and India.
Merger with Pathfinder Acquisition Corporation
On February 10, 2023, (the “Closing Date”), Movella Holdings Inc., a Delaware corporation (formerly known as Pathfinder Acquisition Corporation (“Pathfinder”)), consummated the previously announced business combination (the “Business Combination”) contemplated by that certain Business Combination Agreement, dated October 3, 2022 (the “Business Combination Agreement”), by and among Pathfinder, Motion Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Pathfinder (“Merger Sub”) and Movella Inc., a Delaware corporation.
On the Closing Date, promptly following the consummation of the Domestication, Merger Sub merged with and into Movella (the “Merger”), with Movella continuing as the surviving company in the Merger and, after giving effect to the Merger, Movella became a wholly owned subsidiary of New Movella (the time that the Merger became effective being referred to as the “Effective Time”). Pathfinder’s Class A ordinary shares, public warrants and the Pathfinder Units were historically quoted on The Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “PFDR,” “PFDRW,” and “PFDRU,” respectively. On the Closing Date, the Pathfinder Units automatically separated into the component securities and, as a result, no longer trade as a separate security. On February 13, 2023, the New Movella Common Stock and warrants began trading on Nasdaq under the symbols “MVLA” and “MVLAW,” respectively. See Note 4.
Reverse Recapitalization
for additional information.
The Company accounted for the Business Combination as a reverse recapitalization whereby Legacy Movella was determined as the accounting acquirer and PFDR as the accounting acquiree. This determination was primarily based on:

•	Legacy Movella stockholders having the largest voting interest in New Movella;

•	the board of directors of New Movella having seven members, and Legacy Movella’s former stockholders having the ability to nominate the majority of the members of the board of directors;

•	Legacy Movella management continuing to hold executive management roles for the post-combination company and being responsible for the day-to-day operations;

•	the post-combination company assuming the Legacy Movella name;

•	New Movella maintaining the pre-existing Legacy Movella headquarters; and

•	the intended strategy of New Movella being a continuation of Legacy Movella’s strategy.
Accordingly, the Business Combination was treated as the equivalent of Legacy Movella issuing stock for the net assets of Pathfinder, accompanied by a recapitalization. The net assets of Pathfinder are stated at historical cost, with no goodwill or other intangible assets recorded.
While Pathfinder was the legal acquirer in the Business Combination, because Legacy Movella was determined as the accounting acquirer, the historical financial statements of Legacy Movella became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in the accompanying unaudited interim condensed consolidated financial statements reflect (i) the historical operating results of Legacy Movella prior to the Business Combination; (ii) the combined results of the Company and Legacy Movella following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Movella at their historical cost; and (iv) the Company’s equity structure for all periods presented.
In connection with the Business Combination, the Company has converted the equity structure for the periods prior to the Business Combination to reflect the number of shares of New Movella’s common stock issued to Legacy Movella’s stockholders in connection with the recapitalization transaction. As such, the shares, corresponding capital amounts and earnings per share, as applicable, related to Legacy Movella’s convertible preferred stock and common stock prior to the Business Combination have been retroactively converted as shares by applying the exchange ratio of approximately 0.4887 established in the Business Combination.
As of March 31, 2023, the Company incurred a total of $29.2 million of business combination related costs which principally consisted of advisory, legal, other professional fees, debt discount and debt issuance costs. The Company expensed $1.6 million related to the Venture Linked Notes in the twelve months ended December 31, 2022 and an additional $7.9 million related to the Venture Linked Notes in the three months ended March 31, 2023. Upon consummation of the business combination agreement in February 2023, $19.7 million of transaction costs have been recorded as a reduction in the proceeds from the business combination.
Basis of Presentation and Principles of Consolidation
The information contained herein has been prepared by Movella Holdings Inc. (the “Company”) in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The condensed consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries, and joint ventures in which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation. The information at March 31, 2023 and the results of the Company’s operations for the three months ended March 31, 2023 and 2022 are unaudited. The condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring accruals, except otherwise disclosed herein, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods presented. These unaudited condensed consolidated financial statements and notes hereto should be read in conjunction with the audited financial statements and notes thereto included elsewhere herein. Certain prior period amounts were reclassified to conform to the current period presentation. These reclassifications did not affect total revenues, costs and expenses, net loss, assets, liabilities or stockholders’ deficit. Except as set forth below, the accounting policies used in preparing these unaudited condensed consolidated financial statements are the same as those described in the Company’s financial statements for the year ended December 31, 2022. There were no material changes to our significant accounting policies and estimates during the three months ended March 31, 2023 with the exception of the addition of policies relating to the FP Venture Linked Notes and assumed warrant liabilities. The results of operations for the interim periods presente
d
are not necessarily indicative of results to be expected for any other interim period or for the year as a whole.
Liquidity
The Company has prepared its condensed consolidated financial statements assuming that the Company will continue as a going concern. The Company has incurred recurring losses from operations and net cash used in operating activities including a net loss from operations of $9.4 million and net cash used in operating activities of $5.4 million for the three months ended March 31, 2023. The Company has cash, cash equivalents, and marketable securities of $62.1 million; there are restrictions on the Company’s ability to transfer cash and cash equivalents of $0.2 million held outside of the U.S. by its subsidiaries in China and $1.0 million held by its joint venture entity in China as of March 31, 2023. The continuation of the Company as a going concern is dependent upon, among other things, the continued financial support from its investors to fund operations, the ability of the Company to obtain necessary equity or debt financing, and the attainment of profitable operations.
On February 10, 2023, the Company consummated the Business Combination Agreement with Pathfinder Acquisition Corporation whereby through a series of transactions, the Company received approximately $58.0 million of net cash proceeds after transaction costs and repayment of debt. See Note 4.
Reverse Recapitalization
for additional details.
The Note Purchase Agreement also contains a financial covenant requiring the Company and its subsidiaries to achieve positive EBITDA on a consolidated basis for the most recently ended four-quarter period, commencing with the last day of the fiscal quarter ending June 30, 2024 and as of the last day of each fiscal quarter thereafter.
With the cash, cash equivalents, and marketable securities on hand at March 31, 2023, the Company believes the actions it has taken, and the measures it may take in the future, will provide sufficient liquidity to fund operations and capital expenditures over the next twelve months.
The Company may seek to raise additional capital, which could be in the form of loans, convertible debt or equity, to fund future operating requirements and capital expenditures. The Company’s liquidity is highly dependent on its ability to increase revenues, control operating costs, and raise additional capital. The Company continues to closely monitor expenses to assess whether any immediate changes are necessary to enhance its liquidity. There can be no assurance that the Company will be able to raise additional capital on favorable terms, or execute on any other means of improving liquidity as described above.
Reclassification
Certain reclassifications have been made to the Company’s condensed consolidated financial statements for the three months ended March 31, 2022 to conform to the current period’s condensed consolidated financial statement presentation. The reclassifications had no impact on total revenues, expenses, assets, liabilities, stockholders’ deficit, cash flows from operating activities, cash flows from investing activities, or cash flows from financing activities for all periods presented.

Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Such estimates include, but are not limited to, measurement of valuation allowances relating to accounts receivable, inventories and deferred tax assets; estimates of future payouts for customer incentives and allowances and warranties; uncertain tax positions; incremental borrowing rates; fair values of stock-based compensation, fair value of embedded derivatives, fair value of the Venture Linked Notes, and valuation of common stock, preferred stock and warrants; estimates and assumptions used in connection with business combinations; useful lives of long-lived assets including intangible assets and property and equipment; revenue recognition; and future cash flows used to assess and test for impairment of goodwill and long-lived assets, if applicable. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.
Due to the Coronavirus
(“COVID-19”)
pandemic, there has been uncertainty and disruption in the global economy and financial markets. The Company is not aware of any specific event or circumstance that would require a material update to its estimates or judgments or an adjustment of the carrying value of its assets or liabilities as of March 31, 2023. However, these estimates may change as new events occur and additional information is obtained, as well as other factors related to
COVID-19
that could result in material impacts to the Company’s condensed consolidated financial statements in future reporting periods.
Significant Risks and Uncertainties
The Company is subject to those risks common in the technology industry and also those risks common to early stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products as forecasted, technological obsolescence, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
Segment Reporting
The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. Accordingly, the Company has determined that it has a single reportable segment and operating segment structure.
Cash and Cash Equivalents
T
he Company’s cash and cash equivalents consist of highly liquid investments with insignificant interest rate risk and original maturities of three months of less at the time of purchase. Cash and cash equivalents include demand deposits and money market accounts. Interest is accrued as earned. Cash and cash equivalents are recorded at cost, which approximates fair value. Approximately $
3.5 million and $4.1 million of the Company’s cash and cash equivalents balance were held outside of the U.S. as of March 31, 2023 and December 31, 2022, respectively. There are restrictions on the Company’s ability to transfer cash and cash equivalents of $0.2 million held outside of the U.S. by its subsidiaries in China and $1.0 million held by its joint venture entity in China as of March 31, 2023.

Debt Instruments
Venture Linked Notes
As permitted under ASC 825,
Financial Instruments
the Company has elected the fair value option to account for its Francisco Partners Venture Linked Notes (the “Venture Linked Notes”) primarily to avoid the separate recognition of certain linked instruments in the consolidated statements of operations. In accordance with ASC 825, the Company records the Venture Linked Notes at fair value with changes in fair value recorded as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, $0.8 million of direct costs and fees related to the
Pre-Close
Notes and $1.6 million related to the Venture Linked Notes was expensed during the year ended December 31, 2022 and an additional $7.9 million related to the Venture Linked Notes was expensed upon consummation of the Business Combination Agreement in February 2023.
Deferred Payout
On September 23, 2020, the Company acquired 100% of the issued and outstanding equity of Kinduct Technology, Inc. (“Kinduct”), a privately held company, in the business of developing intelligent health, fitness, and sport performance software. Related to the acquisition of Kinduct the Company agreed to three deferred cash installment payments totaling $10.0 million with a fair value of $9.4 million. The deferred payout schedule was $2.0 million due on March 23, 2021, $2.0 million due on September 23, 2021, and $6.0 million due on March 23, 2022. As of December 31, 2022, the Company had paid $4.0 million for the first two deferred cash installment payments with the remaining $6.0 million of installment payments partially satisfied with an exchange of $1.1 million owed under the deferred payout for convertible notes. See Note 5.
Debt
and Note 12.
Related Party Transactions
for more information on the convertible notes. Any amounts that were due and payable under the deferred payout agreement were accruing interest at 12% until paid in full. On December 16, 2022, the Company reached an agreement with the former owners of Kinduct to satisfy in full the remaining balance of the deferred payout, with $1.0 million paid on December 20, 2022 and quarterly installments of $0.5 million due beginning March 31, 2023 unless an Acceleration Event occurs. On February 10, 2023, an Acceleration Event occurred and the Company satisfied the deferred payout liability in full on February 13, 2023.
Debt and Equity Issuance Costs
Debt and equity issuance costs, which primarily consist of direct and incremental banking, legal, accounting, consulting, and printing fees relating to the merger transaction described in Note 4.
Reverse Recapitalization
, are allocated between the debt and equity elements of the transaction. Debt issuance costs of $7.9 million relating to the Venture Linked Notes have been expensed in the three months ended March 31, 2023, as the Company elected the fair value option for the Venture Linked Notes which closed on February 10, 2023. The Company recorded $19.7 million of equity issuance costs as a reduction in proceeds received from the business combination.
Acquired Intangible Assets
The Company’s intangible assets include developed technology, customer relationships, patents, trademarks and non-compete
agreements. Intangible assets are stated at cost less accumulated amortization and are amortized over their estimated useful lives using the straight-line method. Acquired intangible assets and long-lived assets are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset group containing these assets may not be recoverable. For the three months ended March 31, 2023 and 2022, the Company recognized $4.7 million and nil, respectively, of impairment losses.

Warrant Liabilities
In connection with the Closing, all 596,435 Legacy Movella warrants were net exercised for 546,056 common shares of Legacy Movella which were then converted into 266,880 shares of New Movella common stock based on the Exchange Ratio of approximately 0.4887.
Upon the Closing of the Business Combination, the Company assumed 6,500,000 public warrants and 4,250,000 private placement warrants that were previously issued by PFDR. Each public warrant and private placement warrant is exercisable for 1 share of New Movella common stock at an exercise price of $11.50.
The Company evaluates its financial instruments, including its outstanding warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company has outstanding public and private warrants, both of which do not meet the criteria for equity classification and are accounted for as liabilities. Accordingly, the Company recognizes the warrants as liabilities at fair value and adjusts the warrants to fair value at each reporting period. The warrant liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations and comprehensive loss. The fair value of the public warrants is estimated based on the quoted market price of such warrants. The fair value of the private warrants is estimated using a binomial option pricing model.
For the three months ended March 31, 2023 and 2022 the Company recorded a gain on change in fair value of the warrant liabilities of $1.4 million and nil, respectively.
Non-marketable
Equity Securities
The Company’s
non-marketable
equity securities primarily comprise of shares of a privately held company which the Company received in 2021 as consideration for a licensing arrangement. The Company does not have significant influence over the privately held company and these equity securities do not have readily determinable fair values, as such the Company accounted for these equity securities using a measurement alternative in accordance with ASC 321,
Investments—Equity Securities
, which allows entities to measure these investments at cost, less any impairment, adjusted for changes from observable price changes in orderly transactions for identifiable or similar investments of the same issuer.
The Company determined that there were no transactions with observable prices related to the non-marketable
equity securities, and that there were no indicators of impairment related to the non-marketable
equity securities for the three months ended March 31, 2023.
Preferred Stock Redemption and Classification
The Series
D-1
convertible redeemable preferred stock (the “Series
D-1
Preferred Stock”) contained a liquidation preference whereby holders of the Series
D-1
Preferred Stock were entitled to receive consideration equal to their original issue price plus all declared but unpaid dividends, prior to payment to the holders of other series of convertible preferred stock or the holders of common stock. As such, the holders of the Series
D-1
Preferred Stock could receive cash entirely while the holders of subordinated equity instruments could receive nothing or cash plus other assets of the company, which is not the same form of consideration as the holders of the Series
D-1
Preferred Stock. Likewise, the Series E Preferred Stock has a liquidation preference to the Series D Preferred Stock, Series C Preferred Stock, and Series B and Series A Preferred Stock. The Series D Preferred Stock has a liquidation preference to the Series C Preferred Stock, and Series B and Series A Preferred Stock. The Series C Preferred Stock has a liquidation preference to Series B and Series A Preferred Stock. The Series B and Series A Preferred Stock have a liquidation preference to the Common Stock.

The Series
D-1
Preferred Stock was redeemable at a price per share equal to the original issue price of $4.5713 per share, plus an amount per share equal to 8% of the original issue price for each year following the original issue date, not more than 60 days after receipt of a written notice from a majority of the Series
D-1
shareholders by the Company at any time on or after September 28, 2023.
As the preferred stockholders had the ability to control a majority of the votes of the board of directors, a deemed redemption could have occurred that was in the control of the preferred stockholders and outside the control of the Company, and holders of common stock may not have received the same form of consideration as the holders of the preferred stock, the Company concluded that the preferred stock was redeemable at the option of the holder and should be classified in mezzanine equity on the condensed consolidated balance sheets. Upon consummation of the Business Combination Agreement on February 10, 2023, all series of Preferred Stock converted into common stock. Refer to Note 4.
Reverse Recapitalization
for more information.
Lease Accounting
The Company determines if an arrangement is a lease at inception. The Company’s operating lease agreements are primarily for real estate and are included within right-of-use
assets, net, accrued expenses and other current liabilities, and other long-term liabilities on the condensed consolidated balance sheets. The Company elected the practical expedient to combine its lease and related non-lease
components for all its leases.
Right-of-use
(“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Variable lease payments that do not depend on an index or rate are excluded from the ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. The Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. ROU assets also include any lease prepayments made and exclude lease incentives. Many of the Company’s lease agreements include options to extend the lease, which are not included in the Company’s minimum lease terms unless they are reasonably certain to be exercised. Rental expense for lease payments related to operating leases is recognized on a straight-line basis over the lease term.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company adopted ASU
2016-13
on January 1, 2023 which did not have a material impact on its condensed consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. ASU
2020-06
is effective for private companies’ fiscal years beginning after December 15, 2023, respectively, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the timing of adoption and the impact of this ASU on its condensed consolidated financial statements.